Vessel in Operation, Net - Vessels (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Net Book Value, ending balance	$ 1,167	$ 1,299
Vessels In Operation [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,089,278
Cost, Additions	6,556
Cost, Disposal	(3,249)
Cost, ending balance	2,092,585
Accumulated Depreciation, beginning balance	418,413
Accumulated Depreciation, Charge for the period	37,666
Accumulated Depreciation, Disposals for the period	(3,249)
Accumulated Depreciation, ending balance	452,830
Net Book Value, ending balance	1,639,755	1,670,865
Vessels In Operation [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,057,370
Cost, Additions	1,396
Cost, ending balance	2,058,766
Accumulated Depreciation, beginning balance	400,517
Accumulated Depreciation, Charge for the period	33,925
Accumulated Depreciation, ending balance	434,442
Net Book Value, ending balance	1,624,324	1,656,853
Vessels In Operation [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	31,908
Cost, Additions	5,160
Cost, Disposal	(3,249)
Cost, ending balance	33,819
Accumulated Depreciation, beginning balance	17,896
Accumulated Depreciation, Charge for the period	3,741
Accumulated Depreciation, Disposals for the period	(3,249)
Accumulated Depreciation, ending balance	18,388
Net Book Value, ending balance	$ 15,431	$ 14,012